Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues
E-commerce	$ 941	$ 96	$ 4,480	$ 2,338	$ 1,640	$ 6,300
Transaction verification services		15,553		326,176	325,627	499,890
Hosting				27,945	27,945
Total revenues	941	15,649	4,480	356,459	355,212	506,190
Power and mining expenses		(35,050)		(263,869)	(263,869)	(290,099)
Gross profit	941	(19,401)	4,480	92,590	91,343	216,091
Operating expenses (income):
Marketing	3,617	1,045	3,757	10,492	10,693	14,829
General and administrative	211,464	192,900	605,872	969,101	1,126,977	8,097,322
Fair value adjustments for digital currencies	(2,671)	488	(2,671)	(8,665)	(8,665)	3,442
Impairment loss on fixed assets				240,853	236,585
Depreciation and amortization			1,044	181,134	182,037	298,797
Total operating expenses	212,410	194,433	606,958	1,211,781	1,547,627	8,414,390
Net loss from operations	(211,469)	(213,834)	(602,478)	(1,119,191)	(1,456,284)	(8,198,299)
Other (expenses) income:
Impairment loss related to investment				(2,250,000)	(2,250,000)	(254,433)
Fair value adjustments for warrant liabilities	(8,651,295)	1,038,588	(40,338,368)	(8,183,196)	(25,266,593)	482,666
Fair value adjustments for convertible notes		(2,909,236)	(16,849,071)	(3,245,896)	2,096,700	(3,748)
Fair value adjustments for derivative liability shortfall of shares		7,078,042		(7,401,321)	(14,915,419)
Inducement expense						(58,380)
Interest expenses		(604)		(6,784)	(7,420)	(11,871)
Loss on issuance of convertible preferred C stock			(2,809,497)
Loss on issuance of Units				(250,000)	(250,000)	(1,050,911)
Gain (loss) on extinguishment of debt		(346,865)	15,866,197	(2,859,338)	837,369
Loss on settlement of derivative liability	(2,136,971)
Loss from lease termination			(177,389)
Liquidated damages		(1,433,250)	(693,000)	(1,621,750)	(3,102,750)
Loss on issuance of convertible notes and warrants						(952,060)
Other income (expenses)	39,989	24,100	39,989	(8,500)	49,121
Total other (expenses) income	(10,748,277)	3,450,775	(44,961,139)	(25,826,785)	(42,808,992)	(1,848,737)
Net (loss) income	$ (10,959,746)	$ 3,236,941	$ (45,563,617)	$ (26,945,976)	$ (44,265,276)	$ (10,047,036)
Net loss (income) per share, basic and diluted
Basic	$ (0.09)	$ 0.23	$ (0.64)	$ (4.01)
Diluted	(0.09)	0.01	(0.64)	(4.01)
Net loss per share, basic and diluted					$ (4.89)	$ (4.89)
Weighted average number of shares outstanding, basic and diluted
Basic	126,622,659	14,287,998	71,233,096	6,721,632
Diluted	126,622,659	275,282,579	71,233,096	6,721,632
Basic and diluted					9,058,785	2,777,608